Significant Items Within the Income Statement (Tables)	6 Months Ended
Jun. 30, 2019
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Non-underlying Items

€ million	First Half
	2019	2018
Acquisition and disposal-related credit/(costs)(a)	(77)	148
Gain/(loss) on disposal of group companies(b)	66	–
Restructuring costs	(454)	(367)
Impairment and other one-off items(c)	–	(219)

Non-underlying items within operating profit before tax	(465)	(438)
Tax on non-underlying items within operating profit	89	170

Non-underlying items within operating profit after tax	(376)	(268)

Share of gain on disposal of Spreads business in Portugal JV	3	–
Net monetary gain arising from hyperinflationary economies	29	–

Non-underlying items not in operating profit but within net profit before tax	32	–
Tax impact of non-underlying items not in operating profit but within net profit:
Impact of US tax reform	–	(29)

Non-underlying items not in operating profit but within net profit after tax	32	(29)

Non-underlying items after tax(d)	(344)	(297)

Attributable to:
Non-controlling interests	(8)	(10)
Shareholders’ equity	(336)	(287)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
(b)	2019 includes a gain of €60 million relating to disposal of Alsa baking and dessert business.
(c)	2018 includes a charge of €208 million relating to impairment of Blueair intangible asset.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.